Contracts and Agreements (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Aug. 25, 2014
Revenues	$ 133,318	$ 72,492	$ 509,474	$ 229,832	$ 314,175	$ 366,368
Life Technologies [Member]
Date of agreement	Sep. 24, 2015
Contract value	$ 450,000		$ 450,000
Juno [Member]
Date of agreement			Aug. 29, 2014
Revenues	0		$ 0
Termination description			The Option Agreement may be terminated by either party (i) upon material breach of the other party if the breach is not cured within 30 days, or (ii) with 60 days’ prior written notice in the event the other party becomes the subject of a voluntary or involuntary petition in bankruptcy. Juno may terminate the Option Agreement at any time upon 30 days’ prior written notice. MabVax Therapeutics may terminate the Option Agreement if Juno, or any Juno employee or affiliate, is a party to any action or proceeding in which Juno, or any Juno employee or affiliate, opposes the patents or otherwise seeks a determination that any of the patents are invalid or unenforceable if Juno, or as applicable, its employee and/or affiliate, fails to discontinue its involvement in such an action within 10 days of receiving notice from MabVax Therapeutics.
Patheon Biologics [Member]
Date of agreement			Apr. 14, 2014
Contract value	3,000,000		$ 3,000,000
Agreement expense	751,931		$ 1,987,006
NIC Pet [Member]
Date of agreement			Sep. 01, 2015
Revenues	133,318	62,492	$ 509,474	219,832
Contract value	$ 1,749,000	$ 250,000	$ 1,749,000	$ 250,000			$ 1,500,000